CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
PRC Subsidiary and VIEs restricted amount	$ 102,528	636,146